Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	12,415,658
Maximum Aggregate Offering Price	$ 1,216,324,310.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 167,974.39
Rule 457(f)	true
Amount of Securities Received | shares	78,879,657
Value of Securities Received, Per Share | $ / shares	45.42
Value of Securities Received	$ 3,582,714,020.94
Cash Consideration Paid	2,366,389,710
Fee Note MAOP	$ 1,216,324,310.94
Offering Note

(1)
Represents the estimated maximum number of shares of common stock, par value $1.00 per share, of The Brink’s Company (“Brink’s” and such stock, “Brink’s Common Stock”) to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of February 26, 2026, by and between Brink’s, NCR Atleos Corporation, a Maryland corporation (“NCR Atleos”), Novus Merger Sub, Inc., a Maryland corporation and wholly owned subsidiary of Brink’s, and Novus Merger Sub II, LLC, a Maryland limited liability company and wholly owned subsidiary of Brink’s (as amended from time to time, the “merger agreement”), and is based upon the product of (x) the maximum number of shares of common stock, par value $0.01 per share, of NCR Atleos (“NCR Atleos Common Stock”) outstanding as of April 22, 2026 or issuable or expected to be exchanged (including in respect of equity-based awards) in connection with the First Merger (as defined in the merger agreement), collectively equal to 78,879,657, and (y) the exchange ratio of 0.1574 shares of Brink’s Common Stock for each share of NCR Atleos Common Stock.

(2)
The maximum aggregate offering price of $1,216,324,310.94 is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”) and calculated pursuant to Rules 457(c), 457(f)(1), and 457(f)(3) promulgated thereunder. The proposed maximum aggregate offering price is equal to the product of (x) $45.42, the average of the high and low prices of NCR Atleos Common Stock as reported on the New York Stock Exchange on April 22, 2026 and (y) 78,879,657, the estimated maximum number of shares of NCR Atleos Common Stock that may be converted in the First Merger, minus $2,366,389,710.00, the estimated amount of cash to be paid by Brink’s to NCR Atleos stockholders.

Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
78,879,657	$45.42	$3,582,714,020.94		$2,366,389,710.00	$1,216,324,310.94